Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions

A.Balances with related parties:

	December 31, 2020	December 31, 2019
	U.S. Dollars (in thousands)
Due from related parties	3	75

B.Transactions with related parties:

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Purchases from related parties	-	-	-
Reimbursement of expenses	-	100	-
Interest income (expense) from Priortech	-	-	10